INVESTMENTS - Other Long-term investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Equity method investment					¥ 170,336
Equity investments without readily determinable fair values					47,300
Total	[1]				217,636
Share of results of equity investees			$ (313)	¥ (2,180)	(9,295)	[1]	¥ 5,060	[1]
Haijin Yichuang Data Information
Share of results of equity investees				¥ 2,180	¥ 9,295		¥ 5,060
Percentage of equity interests acquired		40.00%
Consideration to acquire equity interest		¥ 28,500

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.